Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 12.3%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	$1,665	$2,071,027
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	918,228
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,348,764
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,085,510
Delaware County Authority, (Haverford College), 5.00%, 10/1/42	1,470	1,695,322
Delaware County Authority, (Villanova University), 5.00%, 8/1/40	1,120	1,291,158
Northampton County General Purpose Authority, (Lehigh University), 4.00%, 11/15/35	500	557,525
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,080,890
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	510	521,628
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,095,000
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,864,705
Philadelphia Industrial Development Authority, (La Salle University), 5.00%, 5/1/29	795	825,917
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,741,622
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,140,540

		$22,237,836

Escrowed/Prerefunded — 4.9%
Franklin County Industrial Development Authority, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	$1,000	$1,007,310
Lancaster Industrial Development Authority, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	334,071
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,332,547
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,510,410
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	627,114
Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,017,870

		$8,829,322

General Obligations — 8.9%
Allegheny County, 5.00%, 11/1/43	$1,000	$1,192,850
Boyertown Area School District, 5.00%, 10/1/38	1,000	1,122,620
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,153,250
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	6,048,135

Security	Principal Amount (000’s omitted)	Value
Hatboro-Horsham School District, 5.00%, 9/15/27	$1,100	$1,218,833
Lehigh County, 4.00%, 11/15/32	1,000	1,155,410
Marple Newtown School District, 4.00%, 6/1/33	500	575,225
Marple Newtown School District, 4.00%, 6/1/34	350	402,238
Owen J. Roberts School District, 5.00%, 5/15/28	535	594,861
Penn-Delco School District, 4.00%, 6/1/45	1,500	1,608,585
Seneca Valley School District, 5.00%, 4/1/31	750	930,915

		$16,002,922

Hospital — 12.2%
Allegheny County Hospital Development Authority, (UPMC Health System), 4.00%, 7/15/39	$2,000	$2,071,660
Allegheny County Hospital Development Authority, (UPMC Health System), 5.00%, 7/15/33	1,000	1,161,410
Berks County Municipal Authority, (Tower Health), 5.00% to 2/1/30 (Put Date), 2/1/40	500	572,380
Bucks County Industrial Development Authority, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,570,290
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	571,089
Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/31	1,350	1,598,602
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,425,001
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	739,433
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,753,757
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	995,068
Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	1,000	1,043,170
Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	1,000	1,130,720
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	1,860	1,863,106
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	160,442
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	2,991,768
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	196,831
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,192,860

		$22,037,587

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$770,092

		$770,092

Industrial Development Revenue — 0.8%
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	$1,500	$1,516,995

		$1,516,995

Insured-Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,487,228
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	342,543

		$1,829,771

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 13.7%
Cambria County, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$2,656,445
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,625,000
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,602,504
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,558,626
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,172,309
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,766,706
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,387,580

		$24,769,170

Insured-General Obligations — 16.6%
Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$586,875
Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,170,630
Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,166,270
Armstrong School District, (BAM), 4.00%, 3/15/35	500	572,630
Armstrong School District, (BAM), 4.00%, 3/15/38	1,000	1,132,150
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,750,410
Cambria County, (AGM), 4.00%, 8/1/35	700	757,505
Cambria County, (BAM), 5.00%, 8/1/30	1,050	1,192,548
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	350,082
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,128,965
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	2,092,205
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	2,050,216
Erie School District, (AGM), 4.00%, 4/1/33	1,000	1,117,900
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,950,360
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	966,600
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	885,330
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,175,071
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,167,190
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,306
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	986,095
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,161,310
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,271,797
Philadelphia School District, (AGM), 5.00%, 9/1/34	1,000	1,225,970

		$29,923,415

Insured-Hospital — 1.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,310,220

		$2,310,220

Insured-Lease Revenue/Certificates of Participation — 6.7%
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	$6,250	$7,959,375
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,138,875

		$12,098,250

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,011,740

		$2,011,740

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 2.3%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,571,880
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,651,650

		$4,223,530

Insured-Water and Sewer — 1.9%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,123,220
Pittsburgh Water and Sewer Authority, (AGM), 4.00%, 9/1/34	2,000	2,259,820

		$3,383,040

Lease Revenue/Certificates of Participation — 1.9%
Bucks County Community College Authority, 5.00%, 6/15/38	$605	$732,716
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,722,123

		$3,454,839

Other Revenue — 0.5%
Allentown Neighborhood Improvement Zone Development Authority, (City Center Project), Series 2018, 5.00%, 5/1/42(3)	$1,000	$966,290

		$966,290

Senior Living/Life Care — 2.8%
Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$519,760
Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,033,420
Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	423,937
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,134,819
Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	922,970

		$5,034,906

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$18	$15,342
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	34	25,652
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	34	23,277
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	43	26,372
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	49	26,659
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	463	108,773
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	377	65,975
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	183	163,880
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	36	35,155
Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	5	4,350
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	18	16,614
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	132	119,757
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	73	66,040
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	334	313,816

		$1,011,662

Transportation — 4.2%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/32	$1,500	$1,820,010
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,092,790

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	$1,500	$1,736,160
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	842,702
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,107,560

		$7,599,222

Water and Sewer — 3.1%
Chester Water Authority, 5.00%, 12/1/35	$795	$916,810
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	770,737
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,567,950
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,277,275

		$5,532,772

Total Tax-Exempt Municipal Securities — 97.4% (identified cost $168,506,065)		$175,874,440

Taxable Municipal Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$361	$90,271

Total Taxable Municipal Securities — 0.1% (identified cost $361,090)		$90,271

Total Investments — 97.5% (identified cost $168,867,155)		$175,964,711

Other Assets, Less Liabilities — 2.5%		$4,492,630

Net Assets — 100.0%		$180,457,341

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 45.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 15.3% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $966,290 or 0.5% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$175,874,440	$—	$175,874,440
Taxable Municipal Securities	—	90,271	—	90,271
Total Investments	$—	$175,964,711	$—	$175,964,711

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.